UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,010
Construction & Engineering — 0.3%
USI United Subcontractors		6,454	1,548,954
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd. (a)		546,753,936	5,468
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)(b)		8,511	32,980
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		3,155	—
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc. (a)		40,280	154,272
Southcross Holdings LP (a)		40	12,600
Vantage Drilling International (a)		191	—

			166,872
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $15,599) (c)		1,013	1,013
Total Common Stocks — 0.3%			1,758,297

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 16.6%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.53%, 7/18/26 (d)(e)	USD	1,000	975,183
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.70%, 5/10/32 (d)(e)		115	113,261
ALM Loan Funding, Series 2013-7RA, Class D, 5.64%, 4/24/24 (d)(e)		1,040	977,039
ALM VI Ltd., Series 2012-6A, Class B2R, 3.43%, 7/15/26 (d)(e)		1,000	975,000
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26 (d)(e)		3,140	2,900,240
AmeriCredit Automobile Receivables Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,906,165
AMMC CLO Ltd., Series 2014-15A, Class D, 4.84%, 12/09/26 (d)(e)		2,000	1,855,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.48%, 4/17/26 (d)(e)		1,000	972,950
Ares CLO Ltd. (d)(e):
Series 2012-2A, Class CR, 3.33%, 10/12/23		1,000	986,200
Series 2014 32A, Class B, 3.88%, 11/15/25		1,250	1,242,728

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Atrium CDO Corp., Series 9A, Class D, 4.17%, 2/28/24 (d)(e)	USD	1,850	$1,732,257
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.43%, 7/20/26 (d)(e)		1,250	1,215,625
Carlyle Global Market Strategies CLO Ltd., Class C (d)(e):
Series 2013-1A, 4.63%, 2/14/25		250	237,967
Series 2014-5A, 4.78%, 10/16/25		2,000	1,873,612
Series 2015-1A, 3.78%, 4/20/27		500	498,491
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.53%, 10/17/26 (d)(e)		2,850	2,777,229
CIFC Funding Ltd., Class D (d)(e):
Series 2014-3A, 4.04%, 7/22/26		420	373,068
Series 2015-1A, 4.64%, 1/22/27		600	561,035
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (e)		1,616	1,532,576
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (e)		3,157	3,111,938
Flagship CLO, Series 2014-8A, Class C, 3.76%, 1/16/26 (d)(e)		1,000	956,451
Gramercy Park CLO, Ltd., Series 2012-1AR, Class CR, 4.68%, 7/17/23 (d)(e)		5,000	4,811,655
GSAA Trust, Series 2007-3, Class 1A2, 0.62%, 3/25/47 (d)		2,510	1,218,646
LIitigation Fee Residual FDG, 4.00%, 10/30/27		1,857	1,847,815
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.88%, 1/20/25 (d)(e)		700	674,270
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.14%, 10/23/25 (d)(e)		420	373,424
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.88%, 1/27/26 (d)(e)		1,500	1,501,803
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class B, 3.78%, 11/14/25 (d)(e)		1,000	988,488
OneMain Financial Issuance Trust (e):
Series 2015-1A, Class D, 6.63%, 3/18/26		350	341,888
Series 2015-2A, Class C, 4.32%, 7/18/25		4,000	3,811,304

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust (e) (continued):
Series 2015-2A, Class D, 5.64%, 7/18/25	USD	2,000	$1,909,272
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23 (d)(e)		500	483,252
OZLM IX Ltd., Series 2014-9A, Class C, 4.23%, 1/20/27 (d)(e)		1,000	887,148
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26 (d)(e)		780	689,109
OZLM VIII Ltd., Series 2014-8A (d)(e):
Class B, 3.63%, 10/17/26		2,500	2,474,196
Class C, 4.13%, 10/17/26		500	438,086
OZLM XII Ltd., Series 2015-12A, Class C, 4.34%, 4/30/27 (d)(e)		1,000	883,599
Regatta Funding LP, Series 2013-2A, Class C, 4.63%, 1/15/25 (d)(e)		500	473,408
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.64%, 10/25/26 (d)(e)		2,000	1,888,769
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,041,962
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,548,053
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,559,682
Series 2014-S3, 0.00%, 2/19/19		3	8,977,500
Series 2014-S4, 0.00%, 4/16/19		3	11,927,250
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27 (d)(e)		2,000	1,756,793
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.83%, 10/17/26 (d)(e)		4,000	3,976,017
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.23%, 7/15/27 (d)(e)		400	362,092
Voya CLO Ltd., Series 2014-4A, Class C, 4.63%, 10/14/26 (d)(e)		2,500	2,261,194
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,045,828

			101,926,518

Asset-Backed Securities	Par (000)		Value
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (e)	USD	5,193	$370,019
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 4/15/29		7,034	489,828

			859,847
Total Asset-Backed Securities — 16.8%			102,786,365

Corporate Bonds
Aerospace & Defense — 0.9%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)(f)		560	464,800
Bombardier, Inc. (e):
7.50%, 3/15/18		63	64,260
5.50%, 9/15/18		166	162,680
6.00%, 10/15/22		139	118,845
7.50%, 3/15/25		466	410,080
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (e)		250	263,125
KLX, Inc., 5.88%, 12/01/22 (e)		245	241,325
Moog, Inc., 5.25%, 12/01/22 (e)		270	274,388
TransDigm, Inc.:
7.50%, 7/15/21		263	278,535
6.00%, 7/15/22 (f)		1,825	1,856,937
6.50%, 7/15/24 (f)		680	693,600
6.38%, 6/15/26 (e)(g)		428	428,535

			5,257,110
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	107,450
6.50%, 6/15/22 (e)(f)	USD	1,100	1,056,000

			1,163,450
Airlines — 2.3%
Air Canada Pass-Through Trust (e):
Series 2013-1, Class C, 6.63%, 5/15/18		651	669,716
Series 2015-1, Class B, 3.88%, 9/15/24 (f)		1,455	1,404,160
American Airlines Group, Inc., 4.63%, 3/01/20 (e)		315	305,550
American Airlines Pass-Through Trust, Series 2013-2 (f):
Class A, 4.95%, 7/15/24		3,246	3,488,941
Class B, 5.60%, 1/15/22 (e)		630	647,737
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (f)		780	819,000

2	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18	USD	186	$193,592
United Airlines Pass-Through Trust (f):
Series 2014-2, Class B, 4.63%, 3/03/24		2,187	2,198,113
Series 2015-1, Class A, 3.70%, 6/01/24		2,430	2,466,450
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		352	393,753
Virgin Australia Trust, Series 2013-1 (e)(f):
Class A, 5.00%, 4/23/25		536	554,448
Class C, 7.13%, 10/23/18		678	678,142

			13,819,602
Auto Components — 0.7%
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	192,523
Dakar Finance SA, (9.75% Cash PIK), 9.00%, 11/15/20 (h)		100	110,709
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	120,622
4.75%, 7/15/22		100	121,742
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21 (f)	USD	901	944,924
5.00%, 5/31/26		67	67,754
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (f)		1,314	1,269,653
Schaeffler Holding Finance BV (h):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	69	82,208
(6.25% Cash), 6.25%, 11/15/19 (e)(f)	USD	804	840,180
(6.75% Cash), 6.75%, 11/15/22 (e)(f)		576	634,663
(6.88% Cash), 6.88%, 8/15/18	EUR	141	152,110

			4,537,088
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (f)	USD	2,478	2,541,677
Banks — 1.4%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	105,980
Banco de Sabadell SA, 5.63%, 5/06/26		100	112,925
Banco Espirito Santo SA (a)(b):
4.75%, 1/15/18		100	24,479

Corporate Bonds		Par (000)	Value
Banks (continued)
Banco Espirito Santo SA (a)(b) (continued):
4.00%, 1/21/19	EUR	100	$24,478
Bank of Ireland, 4.25%, 6/11/24 (d)		100	111,258
Bankia SA, 4.00%, 5/22/24 (d)		100	108,465
Barclays Bank PLC, 3.65%, 3/16/25 (f)	USD	3,600	3,490,765
CIT Group, Inc.:
5.50%, 2/15/19 (e)(f)		1,195	1,248,775
5.00%, 8/01/23		235	239,700
Commerzbank AG, 7.75%, 3/16/21	EUR	100	134,696
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		100	105,313
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,284,833
Santander Holdings USA, Inc., 4.50%, 7/17/25 (f)	USD	1,750	1,800,932

			8,792,599
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23 (f)		3,000	3,084,903
Constellation Brands, Inc., 7.25%, 5/15/17		82	86,202

			3,171,105
Building Products — 0.9%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21		190	197,125
5.75%, 12/15/23		141	146,640
Building Materials Corp. of America, 6.00%, 10/15/25 (e)(f)		535	568,438
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)(f)		1,030	973,350
HeidelbergCement AG, 2.25%, 3/30/23	EUR	75	85,222
Masonite International Corp., 5.63%, 3/15/23 (e)(f)	USD	404	422,180
Ply Gem Industries, Inc., 6.50%, 2/01/22 (f)		904	899,480
Standard Industries, Inc. (e)(f):
5.13%, 2/15/21		140	145,250
5.50%, 2/15/23		229	235,870
USG Corp., 9.75%, 1/15/18 (f)		1,390	1,553,700

			5,227,255
Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (e)(f)		975	994,500
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,146	1,143,055

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Capital Markets (continued)
E*Trade Financial Corp. (f):
5.38%, 11/15/22	USD	272	$284,240
4.63%, 9/15/23		405	406,013
Morgan Stanley, 4.00%, 7/23/25 (f)		965	1,014,380

			3,842,188
Chemicals — 0.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (e)		398	421,601
Chemours Co.:
6.63%, 5/15/23		125	112,188
7.00%, 5/15/25		195	170,991
Huntsman International LLC:
4.88%, 11/15/20		133	135,328
5.13%, 4/15/21	EUR	100	114,547
Ineos Finance PLC, 4.00%, 5/01/23		100	108,736
Inovyn Finance PLC, 6.25%, 5/15/21		100	115,298
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (f)	USD	590	472,000
NOVA Chemicals Corp., 5.25%, 8/01/23 (e)		130	130,325
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		53	54,060
6.50%, 2/01/22 (f)		1,472	1,307,320
PQ Corp., 6.75%, 11/15/22 (e)		319	332,557
WR Grace & Co-Conn (e):
5.13%, 10/01/21		41	42,512
5.63%, 10/01/24		200	211,500

			3,728,963
Commercial Services & Supplies — 0.8%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	125	177,875
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	247	254,410
ADT Corp.:
3.50%, 7/15/22		369	338,558
4.13%, 6/15/23		155	144,150
Aviation Capital Group Corp., 4.63%, 1/31/18 (e)(f)		1,000	1,023,750
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)		319	303,050
Iron Mountain, Inc., 6.00%, 10/01/20 (e)		315	332,325
Mobile Mini, Inc.:
7.88%, 12/01/20 (f)		275	286,000
5.88%, 7/01/24 (e)		400	410,000

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
Modular Space Corp., 10.25%, 1/31/19 (e)(f)	USD	1,253	$635,897
Silk Bidco AS, 7.50%, 2/01/22	EUR	120	137,524
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	128	136,160
5.75%, 11/15/24 (f)		579	580,447
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	149,165

			4,909,311
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (f)	USD	2,115	2,241,900
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)(f)		564	573,870
CommScope, Inc., 4.38%, 6/15/20 (e)(f)		465	478,950
Motorola Solutions, Inc., 3.75%, 5/15/22 (f)		1,500	1,472,800
Nokia OYJ, 6.63%, 5/15/39		200	212,500
Zayo Group LLC/Zayo Capital, Inc. (f):
6.00%, 4/01/23		704	723,360
6.38%, 5/15/25		589	612,560

			6,315,940
Construction & Engineering — 0.3%
AECOM Co.:
5.75%, 10/15/22		150	154,875
5.88%, 10/15/24		344	356,040
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)(f)		575	485,875
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (e)(f)		463	467,630
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	297,600

			1,762,020
Construction Materials — 0.8%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		305	323,300
HD Supply, Inc. (f):
7.50%, 7/15/20		1,548	1,633,140
5.25%, 12/15/21 (e)		1,828	1,923,970
5.75%, 4/15/24 (e)		647	672,880
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	115,298
Officine MaccaFerri SpA, 5.75%, 6/01/21		150	150,256
PulteGroup, Inc., 5.50%, 3/01/26	USD	228	232,419

4	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
Rexel SA, 3.50%, 6/15/23	EUR	116	$131,649

			5,182,912
Consumer Finance — 1.5%
Ally Financial, Inc. (f):
4.63%, 3/30/25	USD	1,891	1,886,272
8.00%, 11/01/31		2,750	3,231,250
General Motors Financial Co., Inc., 2.63%, 7/10/17 (f)		2,760	2,780,347
McGraw Hill Financial, Inc., 2.50%, 8/15/18		445	452,019
Navient Corp.:
5.00%, 10/26/20		310	289,850
5.50%, 1/25/23		25	21,500
6.13%, 3/25/24		115	101,308
5.88%, 10/25/24		125	106,875
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		101	102,010
7.25%, 12/15/21		34	34,170

			9,005,601
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (e)(f)		1,140	1,194,720
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)		605	609,537
3.88%, 5/15/21 (d)(e)		290	290,725
4.25%, 1/15/22	EUR	120	136,022
6.75%, 5/15/24		100	112,934
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
4.63%, 5/15/23	USD	206	204,970
7.25%, 5/15/24 (f)		653	666,060
Ball Corp.:
5.00%, 3/15/22		360	376,200
4.38%, 12/15/23	EUR	100	120,272
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (e)(f)	USD	550	550,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		128	129,440
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	178,633
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (h)		200	237,128
Sealed Air Corp.:
4.88%, 12/01/22 (e)	USD	80	81,800
4.50%, 9/15/23	EUR	100	117,861
5.13%, 12/01/24 (e)	USD	151	155,152

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp. (continued): 6.88%, 7/15/33 (e)	USD	115	$120,750
SGD Group SAS, 5.63%, 5/15/19	EUR	100	114,603

			5,396,807
Diversified Consumer Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19	USD	44	43,560
8.75%, 12/01/20		113	102,830
Laureate Education, Inc., 9.25%, 9/01/19 (e)		495	455,400
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)		333	347,152
Service Corp. International, 5.38%, 5/15/24 (f)		500	517,500

			1,466,442
Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (f):
4.63%, 10/30/20		1,015	1,050,525
5.00%, 10/01/21		500	523,750
4.63%, 7/01/22		340	348,500
Aircastle Ltd.:
6.25%, 12/01/19 (f)		367	401,406
5.13%, 3/15/21		40	42,200
5.50%, 2/15/22		205	216,275
5.00%, 4/01/23		90	92,025
Deutsche Bank AG, 4.50%, 5/19/26	EUR	100	110,504
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	146,486
General Motors Financial Co., Inc., 4.38%, 9/25/21 (f)	USD	530	555,667
HSH Nordbank AG, 0.58%, 2/14/17 (d)	EUR	103	106,601
International Lease Finance Corp. (f):
5.88%, 4/01/19	USD	160	171,000
8.25%, 12/15/20		150	176,438
4.63%, 4/15/21		147	151,778
5.88%, 8/15/22		560	611,100
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		290	272,600
6.88%, 4/15/22 (f)		480	422,400
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (h)	EUR	100	113,490
MSCI, Inc., 5.75%, 8/15/25 (e)	USD	201	211,552
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19		245	254,494

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Reynolds Group Issuer, Inc. (continued):
5.75%, 10/15/20 (f)	USD	1,062	$1,095,187
6.88%, 2/15/21		210	217,875
8.25%, 2/15/21		695	721,966
UniCredit SpA:
6.95%, 10/31/22	EUR	100	128,436
5.75%, 10/28/25 (d)		100	118,699
4.38%, 1/03/27 (d)(g)		100	111,165

			8,372,119
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc., 6.45%, 6/15/21	USD	456	462,840
Frontier Communications Corp.:
7.13%, 3/15/19		170	180,625
6.25%, 9/15/21		45	41,963
7.13%, 1/15/23		170	151,725
7.63%, 4/15/24		276	243,570
6.88%, 1/15/25 (f)		947	788,377
Level 3 Financing, Inc.:
4.41%, 1/15/18 (d)		411	414,596
5.38%, 8/15/22 (f)		971	985,565
5.13%, 5/01/23 (f)		905	909,525
5.38%, 1/15/24		240	244,248
5.38%, 5/01/25 (f)		1,725	1,755,532
5.25%, 3/15/26 (e)		167	166,583
OTE PLC, 3.50%, 7/09/20	EUR	100	111,265
SoftBank Group Corp., 4.75%, 7/30/25		122	145,408
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	130	129,025
6.00%, 9/30/34		630	596,925
7.20%, 7/18/36		160	163,520
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	55,318
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	318,412
5.88%, 5/19/23		450	715,630
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	397	493,660
Verizon Communications, Inc., 3.65%, 9/14/18 (f)	USD	4,000	4,200,424

			13,274,736
Electric Utilities — 0.5%
AES Corp.:
8.00%, 6/01/20 (f)		230	268,525
4.88%, 5/15/23		270	266,625
Exelon Corp., 3.40%, 4/15/26		140	141,397
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (f)		303	290,633
The Southern Co., 2.95%, 7/01/23		1,920	1,945,394

Corporate Bonds	Par (000)		Value
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc. (a)(b):
10.50%, 11/01/16	USD	31	$1,907
Series A, 10.25%, 11/01/15		47	2,890

			2,917,371
Electrical Equipment — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	149	169,349
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (f)	USD	615	645,750
5.00%, 9/01/23		122	122,610
5.50%, 12/01/24 (f)		455	467,513

			1,235,873
Energy Equipment & Services — 0.4%
Ensco PLC:
4.70%, 3/15/21		75	58,875
4.50%, 10/01/24		287	179,375
5.20%, 3/15/25 (f)		288	191,376
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		30	27,900
6.75%, 8/01/22		282	267,900
Halliburton Co., 3.80%, 11/15/25 (f)		100	101,206
Noble Holding International Ltd.:
4.63%, 3/01/21		35	26,425
6.95%, 4/01/25		95	69,587
Transocean, Inc.:
3.75%, 10/15/17 (f)		414	402,615
6.00%, 3/15/18 (f)		740	717,800
7.38%, 4/15/18		30	29,213
6.50%, 11/15/20		179	138,277
5.05%, 10/15/22		111	69,930

			2,280,479
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	111,265
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (e)	USD	264	270,270
Brakes Capital, 7.13%, 12/15/18	GBP	255	383,216
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	100	117,482
3.25%, 3/07/24		200	230,623
2.33%, 2/07/25		100	108,019

6	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
CVS Health Corp., 4.75%, 12/01/22 (e)(f)	USD	165	$183,722
Dollar Tree, Inc. (e):
5.25%, 3/01/20		108	112,590
5.75%, 3/01/23 (f)		2,161	2,282,556
R&R Ice Cream PLC, 4.75%, 5/15/20	EUR	150	170,456
Rite Aid Corp. (f):
9.25%, 3/15/20	USD	1,095	1,155,225
6.13%, 4/01/23 (e)		1,570	1,660,275
Tesco PLC, 5.00%, 3/24/23	GBP	100	150,245

			6,824,679
Food Products — 0.7%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	464	447,760
Aramark Services, Inc.:
5.13%, 1/15/24 (e)		138	143,175
5.13%, 1/15/24 (f)		729	756,337
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (e)		256	244,480
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (e)		62	65,100
Post Holdings, Inc.:
7.38%, 2/15/22		245	258,781
7.75%, 3/15/24 (e)(f)		844	916,795
8.00%, 7/15/25 (e)		416	461,760
Smithfield Foods, Inc., 5.88%, 8/01/21 (e)		193	201,203
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		383	403,108
WhiteWave Foods Co., 5.38%, 10/01/22		168	179,550

			4,078,049
Health Care Equipment & Supplies — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		485	395,881
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)(f)		1,261	1,131,747
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (e)		245	254,494
Fresenius US Finance II, Inc., 4.50%, 1/15/23 (e)		260	267,800
Hologic, Inc., Series 2010, 2.00%, 12/15/37 (i)(j)		265	397,831
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (e)		93	99,769
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20 (f)		284	275,480
5.75%, 8/01/22		330	311,850

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.:
3.88% (j)(k)	USD	100	$262,000
5.25%, 6/15/24		250	258,750
4.88%, 6/01/26		96	96,240

			3,751,842
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		105	105,525
5.63%, 2/15/23		150	152,438
6.50%, 3/01/24 (e)		61	63,305
Alere, Inc., 6.38%, 7/01/23 (e)		330	344,150
Amsurg Corp., 5.63%, 7/15/22 (f)		566	574,490
Centene Corp., 4.75%, 5/15/22		370	380,175
Centene Escrow Corp. (e):
5.63%, 2/15/21		359	373,360
6.13%, 2/15/24		213	224,317
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (f)		414	355,787
DaVita HealthCare Partners, Inc. (f):
5.13%, 7/15/24		975	988,162
5.00%, 5/01/25		217	215,101
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		165	165,413
ExamWorks Group, Inc., 5.63%, 4/15/23		216	231,660
HCA Holdings, Inc., 6.25%, 2/15/21		35	37,450
HCA, Inc.:
3.75%, 3/15/19 (f)		786	809,580
6.50%, 2/15/20 (f)		125	137,500
7.50%, 2/15/22 (f)		572	648,505
5.88%, 3/15/22 (f)		82	88,560
4.75%, 5/01/23 (f)		108	110,160
5.88%, 5/01/23		70	74,113
5.00%, 3/15/24 (f)		335	343,794
5.38%, 2/01/25 (f)		637	646,555
5.25%, 4/15/25 (f)		1,230	1,266,900
5.88%, 2/15/26		426	440,910
5.25%, 6/15/26		123	126,383
HealthSouth Corp.:
5.75%, 11/01/24 (f)		720	729,900
5.75%, 9/15/25		257	259,570
2.00%, 12/01/43 (j)		335	397,184
Hologic, Inc., 5.25%, 7/15/22 (e)(f)		720	753,300
MEDNAX, Inc., 5.25%, 12/01/23 (e)(f)		201	205,649
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)(g)		307	315,442

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)	USD	376	$387,047
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		104	105,820
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		71	71,355
Tenet Healthcare Corp.:
6.25%, 11/01/18 (f)		264	279,180
4.75%, 6/01/20 (f)		520	532,025
4.13%, 6/15/20 (d)(e)(f)		805	800,975
6.00%, 10/01/20		241	253,652
6.75%, 6/15/23 (f)		1,430	1,344,200
UnitedHealth Group, Inc., 3.75%, 7/15/25 (f)		1,470	1,585,821
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	507,650

			17,433,063
Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	336	352,296
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (f)		1,270	1,279,525
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (e)(h)		204	197,370
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	100	113,602
CPUK Finance, Ltd., 7.00%, 2/28/42	GBP	100	151,932
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (j)		100	112,754
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)(f)	USD	766	743,020
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	95,762
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21	USD	48	49,200
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (f)		357	368,603
International Game Technology PLC, 4.75%, 2/15/23	EUR	125	145,688
McDonald’s Corp., 3.70%, 1/30/26 (f)	USD	405	430,769
MGM Resorts International:
8.63%, 2/01/19		149	168,743
5.25%, 3/31/20		368	380,880
6.75%, 10/01/20		413	449,344
6.63%, 12/15/21 (f)		960	1,035,600
6.00%, 3/15/23		17	17,765

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (e)(f)	USD	981	$1,030,050
New Red Finance, Inc., 6.00%, 4/01/22 (e)(f)		1,095	1,134,694
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (e)		68	66,470
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	144,485
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,292
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (f)	USD	630	642,600
Sabre GLBL, Inc. (e):
5.38%, 4/15/23		192	196,320
5.25%, 11/15/23		92	93,955
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		394	397,940
10.00%, 12/01/22		94	76,140
Six Flags Entertainment Corp., 5.25%, 1/15/21 (e)		486	503,311
Snai SpA, 7.63%, 6/15/18	EUR	205	238,358
Spirit Issuer PLC:
Series A1, 1.14%, 12/28/28 (d)	GBP	445	432,503
Series A2, 3.29%, 12/28/31 (d)		1,800	2,282,532
Series A5, 5.47%, 12/28/28		4,500	6,510,274
Series A6, 2.39%, 12/28/36 (d)		2,670	3,579,386
Station Casinos LLC, 7.50%, 3/01/21 (f)	USD	1,025	1,078,812
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(b)		375	—
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	722	1,029,297
Series N, 6.46%, 3/30/32		100	122,535
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	68	65,620
3.88%, 11/01/23		30	27,600

			25,862,027
Household Durables — 0.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18		250	255,067
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(b)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		259	246,698

8	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Household Durables (continued)
CalAtlantic Group Inc., 8.38%, 1/15/21 (f)	USD	220	$257,950
DR Horton, Inc., 4.00%, 2/15/20 (f)		340	351,050
Lennar Corp.:
4.50%, 11/15/19		370	383,412
4.75%, 4/01/21		158	161,555
4.88%, 12/15/23		122	120,475
4.75%, 5/30/25		260	254,800
Meritage Homes Corp., 4.50%, 3/01/18 (f)		510	520,200
PulteGroup, Inc., 6.38%, 5/15/33 (f)		600	609,000
TRI Pointe Group, Inc.:
4.38%, 6/15/19		110	110,000
4.88%, 7/01/21		190	190,238
5.88%, 6/15/24 (f)		340	339,150

			3,799,595
Household Products — 0.3%
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		150	157,875
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	262,188
6.63%, 11/15/22 (f)		815	868,488
5.75%, 7/15/25 (f)		396	413,820
Tempur Sealy International, Inc., 5.50%, 6/15/26 (e)		136	136,680

			1,839,051
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
6.00%, 1/15/22 (e)		143	149,971
5.38%, 1/15/23 (f)		624	609,765
5.88%, 1/15/24 (e)		108	113,130
5.50%, 2/01/24 (f)		410	396,547
Dynegy, Inc.:
6.75%, 11/01/19 (f)		610	611,525
7.38%, 11/01/22		154	148,610
NRG Energy, Inc.:
8.25%, 9/01/20		30	31,125
7.88%, 5/15/21		380	394,250
6.63%, 3/15/23		40	39,700
7.25%, 5/15/26 (e)		461	459,848
NRG Yield Operating LLC, 5.38%, 8/15/24		135	129,938
QEP Resources, Inc., 5.38%, 10/01/22 (f)		874	812,820

			3,897,229

Corporate Bonds		Par (000)	Value
Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (f)	USD	360	$360,832
Allied World Assurance Co. Ltd., 7.50%, 8/01/16 (f)		1,500	1,515,142
American International Group, Inc., 3.75%, 7/10/25 (f)		2,705	2,718,089
Aon PLC, 3.88%, 12/15/25 (f)		1,115	1,147,969
Forethought Financial Group, Inc., 8.63%, 4/15/21 (e)(f)		750	810,826
HUB International Ltd. (e):
9.25%, 2/15/21		129	134,160
7.88%, 10/01/21 (f)		678	664,440
Lincoln National Corp., 3.35%, 3/09/25 (f)		845	825,320
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	400	522,938
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	167,580
Trader Corp., 9.88%, 8/15/18 (e)(f)	USD	150	155,250
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)		435	431,738

			9,454,284
Internet Software & Services — 0.3%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (e)		411	441,311
Equinix, Inc., 5.88%, 1/15/26 (f)		828	863,190
Netflix, Inc., 5.75%, 3/01/24 (f)		600	627,000

			1,931,501
IT Services — 1.1%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)(f)		219	219,548
First Data Corp. (e)(f):
5.38%, 8/15/23		1,093	1,120,325
7.00%, 12/01/23		2,271	2,302,226
5.00%, 1/15/24		716	715,549
5.75%, 1/15/24		2,234	2,234,000
Millennium Corp., 0.00%, 12/31/49 (b)		1,779	—
WEX, Inc., 4.75%, 2/01/23 (e)		220	202,400

			6,794,048
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23		305	306,173
Machinery — 0.0%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		135	115,763

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Media — 6.6%
Altice Financing SA:
6.50%, 1/15/22 (e)(f)	USD	335	$340,863
5.25%, 2/15/23	EUR	100	114,742
7.50%, 5/15/26 (e)	USD	237	236,408
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	200	226,424
7.75%, 5/15/22 (e)(f)	USD	850	870,719
6.25%, 2/15/25	EUR	175	182,544
7.63%, 2/15/25 (e)(f)	USD	540	533,250
Altice US Finance I Corp. (e):
5.38%, 7/15/23 (f)		1,146	1,166,490
5.50%, 5/15/26		439	447,780
Altice US Finance II Corp., 7.75%, 7/15/25 (e)(f)		1,276	1,323,850
AMC Networks, Inc.:
4.75%, 12/15/22		70	70,000
5.00%, 4/01/24		267	267,668
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (f)		595	611,362
5.13%, 2/15/23		270	274,725
5.13%, 5/01/23 (e)(f)		561	568,012
5.88%, 4/01/24 (e)(f)		566	590,055
5.75%, 2/15/26 (e)(f)		198	202,950
5.50%, 5/01/26 (e)		419	423,190
5.88%, 5/01/27 (e)(f)		1,025	1,049,344
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)		509	—
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (e)		150	152,702
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (e)		596	568,780
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (e)(f)		2,425	2,593,836
Clear Channel International BV, 8.75%, 12/15/20 (e)		425	437,750
Clear Channel Worldwide Holdings, Inc. (f):
6.50%, 11/15/22		2,289	2,265,729
Series B, 7.63%, 3/15/20		952	913,920
Columbus International, Inc., 7.38%, 3/30/21 (e)(f)		686	719,099
CSC Holdings LLC, 5.25%, 6/01/24 (f)		690	621,000
Discovery Communications LLC (f):
3.25%, 4/01/23		1,490	1,441,956
3.45%, 3/15/25		170	164,282
DISH DBS Corp.:
4.25%, 4/01/18 (f)		670	686,750

Corporate Bonds	Par (000)		Value
Media (continued)
DISH DBS Corp. (continued):
5.88%, 7/15/22	USD	65	$62,888
5.88%, 11/15/24 (f)		541	500,701
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (e)		185	196,331
iHeartCommunications, Inc.:
9.00%, 12/15/19		380	298,300
9.00%, 3/01/21		50	37,313
9.00%, 9/15/22 (f)		755	556,812
10.63%, 3/15/23 (f)		944	698,560
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		496	345,960
6.63%, 12/15/22		243	163,418
5.50%, 8/01/23 (f)		501	321,893
8.00%, 2/15/24 (e)(f)		681	693,769
Lamar Media Corp., 5.75%, 2/01/26 (e)		234	246,285
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (e)		185	194,085
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)		91	94,640
MDC Partners, Inc., 6.50%, 5/01/24 (e)		420	406,350
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (e)		245	253,575
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)(f)		345	351,900
Neptune Finco Corp. (e):
10.13%, 1/15/23		426	477,120
6.63%, 10/15/25 (f)		445	475,264
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)(f)		635	649,287
Numericable Group SA:
5.38%, 5/15/22	EUR	110	127,036
6.00%, 5/15/22 (e)(f)	USD	370	368,335
5.63%, 5/15/24	EUR	260	300,137
7.38%, 5/01/26 (e)(f)	USD	1,943	1,960,001
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		300	304,875
5.63%, 2/15/24		439	454,365
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (e)(f)		450	463,500
Sirius XM Radio, Inc. (e):
5.75%, 8/01/21 (f)		424	443,610
4.63%, 5/15/23		40	39,300

10	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Media (continued)
Sterling Entertainment Corp., 9.75%, 12/15/19	USD	1,175	$1,163,250
TEGNA, Inc.:
5.13%, 10/15/19		197	202,910
4.88%, 9/15/21 (e)		70	71,400
Tribune Media Co., 5.88%, 7/15/22 (f)		786	793,860
Unitymedia GmbH, 3.75%, 1/15/27	EUR	200	203,615
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (e)	USD	210	216,563
4.00%, 1/15/25	EUR	136	154,120
5.00%, 1/15/25 (e)(f)	USD	749	752,745
Univision Communications, Inc. (e)(f):
5.13%, 5/15/23		1,128	1,136,460
5.13%, 2/15/25		1,218	1,208,865
Virgin Media Finance PLC:
6.38%, 10/15/24	GBP	100	147,370
5.75%, 1/15/25 (e)	USD	255	254,363
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	652	982,910
5.50%, 8/15/26 (e)	USD	200	202,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)(f)		790	813,700
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	100	106,814
Ziggo Bond Finance BV:
4.63%, 1/15/25		137	149,003
5.88%, 1/15/25 (e)(f)	USD	470	465,300

			40,577,038
Metals & Mining — 2.1%
Alcoa, Inc. (f):
5.87%, 2/23/22		630	647,325
5.13%, 10/01/24		498	480,416
Anglo American Capital PLC:
4.45%, 9/27/20 (e)		106	101,098
3.50%, 3/28/22	EUR	100	102,265
4.13%, 9/27/22 (e)	USD	200	181,500
ArcelorMittal:
6.13%, 6/01/18		370	386,187
7.25%, 2/25/22		22	22,990
7.75%, 3/01/41		195	179,400
Constellium NV, 5.75%, 5/15/24 (e)(f)		1,127	879,060
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		119	93,936
7.25%, 5/15/22		356	272,340

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (e)	USD	189	$201,285
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		286	278,850
2.38%, 3/15/18 (f)		1,563	1,516,110
3.10%, 3/15/20		160	145,900
4.00%, 11/14/21		135	117,113
3.55%, 3/01/22		656	549,400
3.88%, 3/15/23 (f)		853	701,592
5.40%, 11/14/34		411	311,332
5.45%, 3/15/43 (f)		221	166,786
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	100	117,396
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)	USD	172	176,730
Kaiser Aluminum Corp.:
8.25%, 6/01/20 (f)		510	531,037
5.88%, 5/15/24 (e)		112	114,957
Novelis, Inc.:
8.38%, 12/15/17		175	178,938
8.75%, 12/15/20 (f)		1,194	1,238,775
Steel Dynamics, Inc.:
5.13%, 10/01/21 (f)		645	657,500
6.38%, 8/15/22 (f)		555	582,750
5.25%, 4/15/23		200	205,160
5.50%, 10/01/24		56	57,551
Teck Resources Ltd.:
2.50%, 2/01/18		257	258,927
3.00%, 3/01/19		291	278,632
8.00%, 6/01/21 (e)(g)		277	282,540
3.75%, 2/01/23		99	72,023
8.50%, 6/01/24 (e)(g)		341	349,525
United States Steel Corp., 8.38%, 7/01/21 (e)		320	330,400
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (e)(f)		388	355,990

			13,123,716
Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 3/10/26 (e)(f)		1,475	1,538,786
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)(f)		566	427,330
Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 3.90%, 6/15/26 (g)		355	361,319

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Offshore Drilling & Other Services (continued)
Sensata Technologies BV, 5.63%, 11/01/24 (e)	USD	179	$187,503

			548,822
Oil, Gas & Consumable Fuels — 5.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		73	69,980
California Resources Corp., 8.00%, 12/15/22 (e)(f)		1,817	1,326,410
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (f)		695	679,362
Cenovus Energy, Inc.:
5.70%, 10/15/19		44	45,018
3.00%, 8/15/22		37	32,937
3.80%, 9/15/23 (f)		100	89,210
6.75%, 11/15/39 (f)		166	159,516
5.20%, 9/15/43		20	15,818
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (e)		513	525,825
Chesapeake Energy Corp.:
3.88%, 4/15/19 (d)		407	298,891
6.63%, 8/15/20		50	32,750
8.00%, 12/15/22 (e)		190	152,950
ConocoPhillips Co., 4.20%, 3/15/21 (f)		290	307,431
CONSOL Energy, Inc.:
5.88%, 4/15/22 (f)		1,571	1,280,365
8.00%, 4/01/23		54	46,440
Continental Resources, Inc.:
5.00%, 9/15/22		322	304,290
4.50%, 4/15/23		197	179,393
3.80%, 6/01/24 (f)		680	593,300
4.90%, 6/01/44		165	135,712
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (e)		35	32,725
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (e)(f)		1,020	1,055,700
Denbury Resources, Inc., 9.00%, 5/15/21 (e)		578	568,607
Diamondback Energy, Inc., 7.63%, 10/01/21		471	499,849
Encana Corp. (f):
3.90%, 11/15/21		147	130,830
6.50%, 8/15/34		256	226,798
6.63%, 8/15/37		161	141,796
6.50%, 2/01/38		465	410,832
5.15%, 11/15/41		193	141,924
Energy Transfer Equity LP (f):
7.50%, 10/15/20		429	437,580
5.88%, 1/15/24		582	539,805

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP (f) (continued):
5.50%, 6/01/27	USD	500	$433,750
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		135	129,600
6.63%, 5/01/21		135	127,912
Genesis Energy LP / Genesis Energy Finance Corp., 5.63%, 6/15/24		83	74,493
Gulfport Energy Corp.:
7.75%, 11/01/20		218	221,270
6.63%, 5/01/23		21	20,633
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
7.63%, 4/15/21		45	46,463
5.00%, 12/01/24 (f)		377	358,150
Marathon Oil Corp., 5.20%, 6/01/45 (f)		290	243,599
Matador Resources Co., 6.88%, 4/15/23		390	391,950
MEG Energy Corp. (e):
6.50%, 3/15/21		384	302,400
7.00%, 3/31/24 (f)		1,669	1,285,130
Memorial Resource Development Corp., 5.88%, 7/01/22 (f)		569	566,866
NGPL PipeCo LLC (e):
7.12%, 12/15/17 (f)		2,203	2,304,889
9.63%, 6/01/19		353	369,767
7.77%, 12/15/37		129	126,742
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	38,300
6.50%, 11/01/21		300	270,750
6.88%, 3/15/22 (f)		522	480,240
6.88%, 1/15/23		175	157,937
ONEOK, Inc., 4.25%, 2/01/22		70	63,000
Parsley Energy LLC/Parsley Finance Corp. (e):
7.50%, 2/15/22 (f)		515	543,969
6.25%, 6/01/24		61	62,068
QEP Resources, Inc.:
6.88%, 3/01/21		74	74,370
5.25%, 5/01/23		35	32,200
Range Resources Corp.:
5.75%, 6/01/21		161	156,572
5.00%, 3/15/23		275	255,750
4.88%, 5/15/25		40	37,800
Rockies Express Pipeline LLC (e):
6.85%, 7/15/18		183	190,320
6.00%, 1/15/19		20	20,750
5.63%, 4/15/20 (f)		550	559,625
6.88%, 4/15/40		55	53,625

12	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc., 6.63%, 10/01/22	USD	291	$300,457
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	250,206
5.63%, 4/15/23 (f)		762	769,620
5.75%, 5/15/24 (f)		584	586,920
5.63%, 3/01/25 (f)		252	252,000
Sabine Pass LNG LP, 7.50%, 11/30/16 (f)		2,249	2,299,602
Sanchez Energy Corp.:
7.75%, 6/15/21		50	38,250
6.13%, 1/15/23 (f)		1,054	758,880
Seven Generations Energy Ltd. (e):
8.25%, 5/15/20 (f)		955	997,975
6.75%, 5/01/23		186	188,790
SM Energy Co.:
6.13%, 11/15/22 (f)		503	460,245
5.00%, 1/15/24		10	8,551
Southwestern Energy Co.:
3.30%, 1/23/18		298	287,570
7.50%, 2/01/18		188	188,940
4.10%, 3/15/22		35	28,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		73	73,913
6.38%, 8/01/22		85	84,363
5.25%, 5/01/23		15	14,100
6.75%, 3/15/24 (e)		73	72,088
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20 (f)		138	142,140
6.13%, 10/15/21		39	40,268
6.38%, 5/01/24		111	114,330
Weatherford International LLC:
6.35%, 6/15/17		185	186,850
6.80%, 6/15/37		52	34,840
Weatherford International Ltd.:
6.00%, 3/15/18		252	248,220
5.13%, 9/15/20		159	128,790
4.50%, 4/15/22		112	86,800
6.50%, 8/01/36		75	48,563
7.00%, 3/15/38		85	56,950
5.95%, 4/15/42		161	102,637
Whiting Petroleum Corp.:
5.00%, 3/15/19		36	32,400
1.25%, 4/01/20 (e)(f)(j)		1,298	986,480
5.75%, 3/15/21		450	381,375
6.25%, 4/01/23		206	169,950
Williams Cos., Inc.:
3.70%, 1/15/23		43	36,228
4.55%, 6/24/24		332	289,670

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.:
5.25%, 1/15/17	USD	40	$39,900
7.50%, 8/01/20		70	68,600
6.00%, 1/15/22		330	297,000
8.25%, 8/01/23		190	185,725

			31,801,645
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)		260	208,000
Pharmaceuticals — 1.7%
AbbVie, Inc., 3.60%, 5/14/25 (f)		695	715,626
Actavis Funding SCS, 3.45%, 3/15/22 (f)		2,460	2,499,126
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (e)(h)		121	121,454
DPx Holdings BV, 7.50%, 2/01/22 (e)		110	112,750
Endo Finance LLC/Endo Finco, Inc. (e):
7.50%, 1/15/22		121	112,227
6.00%, 7/15/23 (f)		433	379,053
6.00%, 2/01/25 (f)		398	345,265
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	117,106
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (f)	USD	479	489,777
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)(f)		1,179	1,203,759
NBTY, Inc., 7.63%, 5/15/21 (e)		596	607,920
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)		1,044	1,020,510
5.38%, 3/15/20 (e)		594	524,205
6.38%, 10/15/20 (e)		899	800,110
7.50%, 7/15/21 (e)		335	303,175
5.63%, 12/01/21 (e)		341	288,145
5.50%, 3/01/23 (e)		16	13,280
4.50%, 5/15/23	EUR	300	256,188
5.88%, 5/15/23 (e)	USD	261	219,892
6.13%, 4/15/25 (e)		70	58,538

			10,188,106
Real Estate — 0.3%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (f)		1,245	1,295,187
Prologis LP, 3.75%, 11/01/25 (f)		255	267,857

			1,563,044

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.7%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	200	$227,070
ERP Operating LP, 3.38%, 6/01/25 (f)	USD	1,015	1,053,258
FelCor Lodging LP, 6.00%, 6/01/25		95	98,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (f)		485	502,270
iStar Financial, Inc., 4.00%, 11/01/17		250	249,050
Ventas Realty LP, 4.13%, 1/15/26 (f)		650	680,597
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (f)		1,300	1,426,459

			4,236,792
Real Estate Management & Development — 0.5%
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19 (f)		611	629,330
5.25%, 12/01/21 (f)		1,632	1,689,120
4.88%, 6/01/23 (g)		453	449,036
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		220	217,250
Tesco Property Finance 4 PLC, 5.80%, 10/13/40	GBP	99	129,142

			3,113,878
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22	USD	140	128,800
6.38%, 4/01/24		30	28,800
5.25%, 3/15/25 (f)		930	816,075
EC Finance PLC, 5.13%, 7/15/21	EUR	180	211,044
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)(f)	USD	701	697,495
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp. (e)(g):
7.50%, 6/01/22		95	95,475
7.75%, 6/01/24		72	72,180
Hertz Corp.:
6.75%, 4/15/19		405	410,366
5.88%, 10/15/20		435	440,981
7.38%, 1/15/21		225	229,781
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (e)(f)		3,000	3,067,500
Loxam SAS, 3.50%, 5/03/23	EUR	100	112,500

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)	USD	319	$317,405

			6,628,402
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 3.90%, 12/15/25 (f)		375	403,641
Applied Materials, Inc., 3.90%, 10/01/25 (f)		285	305,799
NXP BV / NXP Funding LLC (e):
4.13%, 6/15/20 (f)		1,037	1,057,740
4.63%, 6/01/23		224	225,122
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (j)		250	268,281
QUALCOMM, Inc., 3.45%, 5/20/25 (f)		1,570	1,633,403
Sensata Technologies BV, 5.00%, 10/01/25 (e)(f)		332	332,830

			4,226,816
Software — 0.7%
ACI Worldwide, Inc., 6.38%, 8/15/20 (e)		360	372,150
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		303	303,379
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		19	16,625
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(f)(h)		699	583,588
Infor US, Inc., 6.50%, 5/15/22 (f)		864	792,720
Informatica LLC, 7.13%, 7/15/23 (e)		437	416,242
Nuance Communications, Inc., 5.38%, 8/15/20 (e)(f)		245	248,981
PTC, Inc., 6.00%, 5/15/24		106	110,373
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)(f)		824	894,040
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		483	502,320

			4,240,418
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		490	499,800
Group 1 Automotive, Inc., 5.00%, 6/01/22		550	547,250
L Brands, Inc., 6.88%, 11/01/35 (f)		515	543,325
Michaels Stores, Inc., 5.88%, 12/15/20 (e)		370	384,800

14	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	200	$284,688
Penske Automotive Group, Inc.:
5.38%, 12/01/24	USD	551	551,000
5.50%, 5/15/26		190	188,575
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		243	255,150
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	271,584

			3,526,172
Technology Hardware, Storage & Peripherals — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e)(g):
4.42%, 6/15/21	USD	130	132,596
6.02%, 6/15/26		135	136,469
8.35%, 7/15/46		130	132,338
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (e)(f)		750	767,638
Western Digital Corp., 7.38%, 4/01/23 (e)		194	201,760

			1,370,801
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	114,342
Levi Strauss & Co., 5.00%, 5/01/25	USD	205	205,256
William Carter Co., 5.25%, 8/15/21		116	120,060

			439,658
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20 (f)		500	510,000
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (f)		396	412,815
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)(f)		220	222,200
Travis Perkins PLC, 4.50%, 9/07/23	GBP	100	143,784

			365,984
Transportation Infrastructure — 1.3%
CEVA Group PLC, 7.00%, 3/01/21 (e)	USD	460	417,450
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (e)(h)		968	416,116

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	$109,040
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (e)(f)	USD	6,155	6,278,820
Transurban Finance Co., 4.13%, 2/02/26 (e)(f)		435	452,309

			7,673,735
Wireless Telecommunication Services — 1.5%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		279	262,957
Digicel Ltd., 6.00%, 4/15/21 (e)(f)		2,073	1,836,429
GEO Group, Inc.:
5.88%, 1/15/22		50	50,750
5.13%, 4/01/23		340	330,650
6.00%, 4/15/26		64	64,640
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	108,644
Rogers Communications, Inc., 5.00%, 3/15/44 (f)	USD	545	605,226
SBA Communications Corp., 5.63%, 10/01/19		209	216,576
Sprint Capital Corp.:
6.90%, 5/01/19		135	125,888
6.88%, 11/15/28 (f)		1,000	746,250
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)(f)		1,454	1,546,692
7.00%, 8/15/20		270	230,990
Sprint Corp.:
7.13%, 6/15/24 (f)		630	474,075
7.63%, 2/15/25		40	30,088
T-Mobile USA, Inc.:
6.63%, 4/28/21 (f)		228	239,685
6.13%, 1/15/22		75	79,125
6.73%, 4/28/22		173	181,434
6.00%, 3/01/23 (f)		513	534,802
6.84%, 4/28/23		55	58,231
6.50%, 1/15/24 (f)		535	567,769
6.38%, 3/01/25		135	141,413
6.50%, 1/15/26 (f)		448	473,760
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	195	215,611

			9,121,685
Total Corporate Bonds — 56.6%			346,412,209

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Aerospace & Defense — 0.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	618	$620,062
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		257	255,405
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		639	635,712
Term Loan C, 3.75%, 2/28/20		697	696,941
Term Loan D, 3.75%, 6/04/21		337	336,355

			2,544,475
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		295	251,592
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		305	260,010
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		53	44,829
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		421	358,634
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		419	422,092

			1,337,157
Airlines — 0.1%
Northwest Airlines, Inc.:
2.75%, 3/10/17		150	148,940
2.13%, 9/10/18		345	335,513
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		7	6,664

			491,117
Auto Components — 0.6%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		876	808,637
2nd Lien Term Loan, 11.00%, 1/29/18		480	367,800
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		375	369,835
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		1,752	1,693,475
Schaeffler AG, Term Loan B, 4.25%, 5/15/20		168	169,015

			3,408,762
Automobiles — 0.2%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		758	757,808

Floating Rate Loan Interests (d)		Par (000)	Value
Automobiles (continued)
FCA US LLC, Term Loan B (continued):
3.50%, 5/24/17	USD	300	$300,375

			1,058,183
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		411	409,696
2nd Lien Term Loan, 8.25%, 6/03/21		347	325,036

			734,732
Building Materials — 0.2%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		290	262,450
2015 Term Loan, 4.75%, 7/28/22		984	956,881

			1,219,331
Building Products — 0.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		633	622,872
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,277	1,273,590
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		712	698,680
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		563	564,969
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		586	585,404
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		580	581,206
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		664	662,578

			4,989,299
Capital Markets — 0.3%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		215	196,518
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		570	568,708
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,129	1,132,329

			1,897,555
Chemicals — 1.0%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		607	608,019

16	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Chemicals (continued)
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19	USD	47	$40,275
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		405	406,459
2016 Term Loan B, 4.25%, 4/01/23		350	352,334
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		652	649,405
Term Loan B3, 5.50%, 6/07/20		802	800,132
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		794	780,984
PQ Corp., Term Loan, 5.75%, 11/04/22		315	317,539
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		461	460,669
2015 2nd Lien Term Loan, 8.50%, 6/19/23		185	175,596
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		512	507,903
2nd Lien Term Loan, 7.75%, 7/31/22		600	542,250
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		590	586,123

			6,227,688
Commercial Services & Supplies — 1.9%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		816	814,254
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		552	552,920
Term Loan F, 3.25%, 2/24/21		457	457,077
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,013	984,465
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		1,381	1,383,452
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,293	1,291,206
2nd Lien Term Loan, 8.00%, 5/14/22		500	486,250
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		231	231,458
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		575	578,237
KAR Auction Services, Inc., Term Loan B3, 4.25%, 3/09/23		435	437,536

Floating Rate Loan Interests (d)		Par (000)	Value
Commercial Services & Supplies (continued)
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20	USD	583	$482,400
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		332	309,705
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 5.50%, 5/02/22		445	449,081
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		349	348,695
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,358	1,336,632
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		340	342,125
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		685	687,537
West Corp., Term Loan B10, 3.25%, 6/30/18		472	471,665

			11,644,695
Communications Equipment — 0.7%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		266	265,603
2nd Lien Term Loan, 7.50%, 1/24/22		262	260,250
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		242	176,641
Checkout Holding Corp., 1st Lien Term Loan, 4.50%, 4/09/21		55	48,277
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		498	498,331
Riverbed Technology, Inc., 2016 Term Loan, 5.75%, 4/24/22		196	196,357
Telesat Canada, Term Loan A, 3.00%, 3/28/17	CAD	1,307	992,031
Zayo Group LLC:
Term Loan B, 3.75%, 5/06/21	USD	1,771	1,772,505
Term Loan B2, 4.50%, 5/06/21		50	49,798

			4,259,793
Construction & Engineering — 0.1%
CNT Holdings III Corp, Term Loan B, 5.25%, 1/22/23		575	578,237
Construction Materials — 0.3%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		798	797,956
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		1,294	1,294,470

			2,092,426

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Containers & Packaging — 0.7%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19	USD	905	$906,367
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		454	455,662
Term Loan F, 4.00%, 10/01/22		1,845	1,851,947
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		735	734,846

			3,948,822
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		592	592,377
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		223	216,277

			808,654
Diversified Consumer Services — 1.1%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		807	806,708
2nd Lien Term Loan, 8.00%, 8/13/21		500	500,415
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		988	987,937
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20		1,192	1,196,941
Laureate Education, Inc., Term Loan B, 1.00%, 6/15/18		131	126,666
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		615	588,093
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		2,267	2,275,283

			6,482,043
Diversified Financial Services — 0.4%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		801	803,178
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		230	230,031
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		1,231	1,234,921
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		170	169,980

			2,438,110

Floating Rate Loan Interests (d)		Par (000)	Value
Diversified Telecommunication Services — 1.0%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19	USD	702	$700,328
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		842	811,187
2nd Lien Term Loan, 9.75%, 2/12/21		360	340,046
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		3,040	3,049,880
2019 Term Loan, 4.00%, 8/01/19		1,034	1,035,817
Telenet International Finance Sarl, Term Loan AD, 1.00%, 6/30/24		439	440,871

			6,378,129
Electrical Equipment — 0.2%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		1,168	1,167,903
Extended Term Loan, 4.92%, 10/10/17 (a)(b)		780	243,750

			1,411,653
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		332	332,414
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		293	293,386
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		571	424,261

			717,647
Food & Staples Retailing — 0.8%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		1,347	1,346,119
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,085	1,088,562
2nd Lien Term Loan, 8.50%, 8/03/23		230	227,971
Rite Aid Corp.:
5.75%, 8/21/20		240	240,600
4.88%, 6/21/21		815	816,019
Supervalu, Inc., Refinancing Term Loan B, 5.50%, 3/21/19		64	63,523
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,363	1,362,921

			5,145,715

18	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Food Products — 0.7%
AdvancePierre Foods, Inc., 2016 Term Loan, 1.00%, 5/26/23	USD	320	$320,960
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		571	570,161
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		699	696,997
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		369	370,669
Term Loan G, 3.25%, 4/29/20		438	437,966
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		650	572,177
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	976,350

			3,945,280
Health Care Equipment & Supplies — 1.4%
Alere, Inc.:
2015 Term Loan A, 3.46%, 6/18/20		377	370,886
2015 Term Loan B, 4.25%, 6/18/22		488	486,811
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		737	737,478
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		1,259	1,258,354
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,401	1,371,496
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, 9/08/22		933	938,132
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		441	441,735
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		591	561,015
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,181	1,166,672
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,165	1,102,809

			8,435,388
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (a)(b)		291	217,821
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		235	235,514
Term Loan B2, 4.50%, 2/16/23		648	651,215
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		197	195,147

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Providers & Services (continued)
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21	USD	1,149	$1,151,013
ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.50%, 5/10/23		275	275,344
CHG Healthcare Services Inc., Term Loan:
2016 B, 1.00%, 5/19/23		985	988,694
4.25%, 11/19/19		1,128	1,127,497
Community Health Systems, Inc.:
Term Loan F, 3.92%, 12/31/18		503	501,961
Term Loan G, 3.75%, 12/31/19		1,001	981,202
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		792	789,030
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,051	2,063,200
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		437	437,705
B2, 4.50%, 10/28/22		389	390,274
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		597	597,739
HCA, Inc., Term Loan B6, 3.70%, 3/17/23		1,398	1,411,194
MPH Acquisition Holdings LLC, Term Loan:
2016 B, 1.00%, 5/26/23		890	896,230
3.75%, 3/31/21		1,088	1,096,682
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		6	5,696
2016 Term Loan, 5.50%, 8/14/21		371	371,824
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		550	552,750
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		970	965,274
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		400	401,086
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		715	713,702
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		1,024	1,025,908
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		562	556,921

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23	USD	650	$657,722

			19,040,524
Health Care Technology — 0.1%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		696	696,572
Hotels, Restaurants & Leisure — 2.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		834	807,480
2nd Lien Term Loan, 8.00%, 8/01/22		246	240,732
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		775	775,974
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,083	963,477
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,726	1,731,692
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,584	2,470,206
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		681	684,238
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		970	973,319
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		480	481,695
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		432	426,704
Pinnacle Entertainment, Inc., Term Loan B, 3.75%, 4/28/23		204	204,400
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		547	548,036
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		390	390,000
Term Loan B, 4.00%, 2/19/19		701	702,112
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		381	377,408
Station Casinos LLC, Term Loan B:
2016, 1.00%, 5/23/23		1,670	1,672,087
4.25%, 3/02/20		1,343	1,344,351

			14,793,911
Household Products — 0.2%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		359	353,397

Floating Rate Loan Interests (d)		Par (000)	Value
Household Products (continued)
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22	USD	1,116	$1,119,897

			1,473,294
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		756	737,887
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		259	256,677
Term Loan B6, 4.00%, 1/15/23		274	273,490
Term Loan B7, 1.00%, 5/02/23		658	653,065
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		1,969	1,968,163
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,102	1,090,063
Term Loan C, 5.00%, 12/19/21		49	48,570
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		722	721,806

			5,749,721
Industrial Conglomerates — 0.0%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		275	216,019
Insurance — 0.6%
AmWINS Group, LLC, New Term Loan, 5.25%, 9/06/19		725	727,831
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		1,067	1,067,968
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		809	797,157
2016 1st Lien Term Loan, 5.25%, 2/28/21		265	267,154
2nd Lien Term Loan, 6.75%, 2/28/22		765	733,444

			3,593,554
Internet Software & Services — 0.2%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,090	1,093,487
IT Services — 1.3%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		1,179	1,174,288

20	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
IT Services (continued)
Cision US Inc., Term Loan B, 1.00%, 5/12/23	USD	535	$516,109
First Data Corp., 2021 Extended Term Loan, 4.44%, 3/24/21		4,573	4,592,127
Global Payments Inc., Term Loan B, 3.94%, 4/22/23		876	882,213
Vantiv LLC, 2014 Term Loan B, 3.50%, 6/13/21		791	792,512

			7,957,249
Machinery — 0.4%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		449	450,037
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		301	302,317
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		640	635,892
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,406	1,266,434

			2,654,680
Media — 3.9%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		1,807	1,808,848
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		1,493	1,491,063
2016 B, 1.00%, 5/17/23		1,150	1,148,562
0.00%, 7/03/16 (a)(b)		2,005	—
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		2,585	2,595,417
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		1,603	1,227,041
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		703	705,699
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,043	1,029,261
iHeartCommunications, Inc., Extended Term Loan E, 7.95%, 7/30/19		215	163,669
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,176	1,081,800
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,138	1,138,709
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		1,555	1,566,336
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		1,152	1,153,553

Floating Rate Loan Interests (d)	Par (000)		Value
Media (continued)
Numericable U.S. LLC (continued):
Term Loan B7, 5.00%, 1/15/24	USD	1,630	$1,634,075
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,185	1,183,743
Tribune Media Co., Term Loan, 3.75%, 12/27/20		1,302	1,303,910
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,122	2,120,950
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	305	439,237
Term Loan F, 3.65%, 6/30/23	USD	1,076	1,076,427
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		412	411,685
Term Loan B2A, 3.65%, 1/15/22		281	280,356
Term Loan B3, 3.60%, 1/15/22		461	460,752

			24,021,093
Metals & Mining — 0.3%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	34,425
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		339	317,268
Freeport McMoran Copper & Gold Inc., Term Loan A, 3.21%, 5/31/18		513	501,895
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,077	1,073,745

			1,927,333
Multiline Retail — 0.8%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,232	1,225,759
2nd Lien Term Loan, 8.50%, 3/26/20		572	551,992
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		1,608	1,615,227
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		776	775,250
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		496	454,269

			4,622,497
Oil, Gas & Consumable Fuels — 0.9%
California Resources Corp., Term Loan A, 1.00%, 10/01/19		252	230,895

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18	USD	347	$348,853
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		511	223,118
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		87	83,504
EP Energy LLC, Term Loan B3, 1.00%, 5/24/18		394	318,937
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,545	1,375,115
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		645	599,850
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	264,000
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		263	223,311
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21 (a)(b)		103	87,006
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		39	31,492
Southcross Holdings Borrower LP, Exit Term Loan B, 4.50%, 4/13/23		35	28,248
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		962	961,682
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		725	682,554
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		293	292,517

			5,751,082
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		543	546,247
Prestige Brands, Inc., Term Loan B3, 3.51%, 9/03/21		520	521,391

			1,067,638
Pharmaceuticals — 1.7%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		609	611,778
Amneal Pharmaceuticals LLC, Incremental Term Loan, 6.00%, 11/01/19		585	583,383
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,526	1,500,101
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		1,174	1,157,693

Floating Rate Loan Interests (d)	Par (000)		Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.45%, 2/27/21	USD	1,617	$1,620,437
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		2,001	2,002,701
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.71%, 10/20/18		190	187,155
Series A4 Tranche A, 3.69%, 4/01/20		250	242,239
Series C2 Term Loan B, 4.75%, 12/11/19		1,587	1,564,786
Series E Term Loan B, 4.75%, 8/05/20		685	674,590

			10,144,863
Professional Services — 1.2%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		496	493,293
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		597	593,912
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	576,262
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,047	1,045,541
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		826	827,220
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,016	962,249
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		696	692,393
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		2,348	2,347,234

			7,538,104
Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		603	598,378
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		1,060	1,066,434

			1,664,812
Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		756	757,896
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,047	1,043,071

22	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Real Estate Management & Development (continued)
Realogy Corp.:
Extended Letter of Credit, 0.46%, 10/10/16	USD	47	$46,032
Term Loan A, 2.69%, 10/23/20		485	475,300
Term Loan B, 3.75%, 3/05/20		1,345	1,346,842

			3,669,141
Road & Rail — 0.4%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		1,390	1,386,414
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		288	285,845
2nd Lien Term Loan, 7.75%, 9/30/21		675	664,875

			2,337,134
Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		4,555	4,565,886
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		278	280,193
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		911	913,122
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		210	211,357

			5,970,558
Software — 1.4%
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,211	1,186,041
Informatica Corp., Term Loan, 4.50%, 8/05/22		896	884,494
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		340	278,852
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		666	679,672
Initial Incremental Term Loan, 4.50%, 10/30/19		492	492,039
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		612	607,798
2nd Lien Term Loan, 8.50%, 10/11/21		600	553,998
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		920	919,715
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		440	442,385

Floating Rate Loan Interests (d)		Par (000)	Value
Software (continued)
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22	USD	503	$502,607
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.01%, 7/08/22		1,929	1,935,716
2015 Term Loan B2, 4.02%, 7/08/22		265	266,166

			8,749,483
Specialty Retail — 0.6%
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		561	562,679
Term Loan B, 3.75%, 1/28/20		595	596,141
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,214	1,210,045
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		359	361,391
2016 Term Loan B2, 5.64%, 1/26/23		449	451,492
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		220	219,637

			3,401,385
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		995	995,167
Dell, Inc., Term Loan C, 3.75%, 10/29/18		635	634,396

			1,629,563
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		558	549,840
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		211	156,549
Samsonite International SA, Term Loan B, 4.00%, 5/12/23		170	171,360

			877,749
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		842	838,358
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		457	458,143
Nexeo Solutions LLC, 2016 Term Loan, 1.00%, 5/05/23		110	110,069

			568,212

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22	USD	499	$450,745
Transportation Infrastructure — 0.1%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		492	478,431
Wireless Telecommunication Services — 0.9%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,707	1,701,383
New Lightsquared LLC:
2015 2nd Lien Term Loan, 13.50%, 12/07/20		27	19,188
PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (h)		2,500	2,300,000
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		1,257	1,265,201

			5,285,772
Total Floating Rate Loan Interests — 37.7%			231,008,090

Foreign Agency Obligations
Argentine Republic Government International Bond (e)(f):
7.50%, 4/22/26		3,008	3,156,896
7.63%, 4/22/46		2,422	2,476,495
Cyprus Government International Bond, 4.63%, 2/03/20 (e)	EUR	2,600	3,070,225
Iceland Government International Bond:
4.88%, 6/16/16	USD	187	187,144
5.88%, 5/11/22		3,030	3,463,048
Portugal Government International Bond, 5.13%, 10/15/24 (e)		4,680	4,671,061
Total Foreign Agency Obligations — 2.8%			17,024,869

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		3,577	3,325,220
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		777	754,122
Series 2006-17, Class A2, 6.00%, 12/25/36		1,909	1,727,616
Series 2007-HY5, Class 3A1, 4.64%, 9/25/37 (d)		1,347	1,227,014

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.85%, 10/25/35 (d)	USD	1,278	$1,122,313
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (d)(e)		4,162	4,171,162

			12,327,447
Commercial Mortgage-Backed Securities — 10.5%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.74%, 2/10/51 (d)		1,446	1,487,477
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (d)(e)		4,830	4,823,861
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 3.48%, 9/15/27 (d)(e)		2,825	2,646,741
Commercial Mortgage Pass-Through Certificates (d)(e):
Series 2013-LC13, Class D, 5.05%, 8/10/46		3,530	3,102,108
Series 2014-KYO, Class F, 3.94%, 6/11/27		1,075	1,060,052
Series 2014-PAT, Class E, 3.58%, 8/13/27		1,000	971,882
Series 2014-PAT, Class F, 2.88%, 8/13/27		2,000	1,860,849
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,153,814
Series 2013-LC6, Class D, 4.28%, 1/10/46 (d)(e)		1,330	1,194,704
Series 2015-3BP, Class A, 3.18%, 2/10/35 (e)		5,930	6,109,388
Series 2015-CR22, Class B, 3.93%, 3/10/48 (d)		5,000	5,147,606
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (d)(e)		3,615	3,566,640
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,870,754
Credit Suisse Mortgage Capital Certificates (d):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	4,998
Series 2007-C5, Class AAB, 5.62%, 9/15/40		301	303,928
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50 (d)		890	942,680

24	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust, Series 2015-NRF (d)(e):
Class DFX, 3.38%, 12/15/19	USD	4,830	$4,723,174
Class GFX, 3.38%, 12/15/19		2,500	2,288,322
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.33%, 7/15/31 (d)(e)		1,140	1,097,297
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.92%, 7/10/38 (d)		1,610	1,608,135
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (e)		1,995	2,068,183
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.05%, 11/15/45 (d)(e)		1,400	1,318,083
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		55	55,243
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (d)		2,078	2,132,674
Series 2012-LC9, Class XA, 1.84%, 12/15/47 (d)		14,119	995,861
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47		1,879	1,906,298
LB-UBS Commercial Mortgage Trust (d):
Series 2007-C2, Class AM, 5.49%, 2/15/40		500	506,569
Series 2007-C6, Class A4, 5.86%, 7/15/40		3,663	3,732,320
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (d)		1,339	1,372,845
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (d)		1,898	1,936,795
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,085	1,159,844
Class C, 4.87%, 8/15/45 (d)		1,395	1,457,425

			64,606,550

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.88%, 7/10/48 (d)	USD	16,161	$810,401
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.20%, 5/15/47 (d)		14,607	877,189

			1,687,590
Total Non-Agency Mortgage-Backed Securities — 12.8%			78,621,587

Other Interests (l)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	10
Construction Materials — 0.0%
USI Senior Holdings		6	161,349
Total Other Interests — 0.0%			161,359

Preferred Securities		Par (000)
Capital Trusts
Aerospace — 0.0%
Telefonica Europe BV, 5.00% (d)(k)		100	112,943
Banks — 4.4%
Banco Bilbao Vizcaya Argentaria SA, 6.75% (d)(k)		200	204,728
Banco Popular Espanol SA, 8.25% (d)(k)		200	195,159
Banco Santander SA, Series ., 6.25% (d)(k)		200	198,608
BNP Paribas SA, 7.38% (d)(e)(f)(k)		200	199,500
Capital One Financial Corp., Series E, 5.55% (d)(f)(k)		3,000	3,001,500
Citigroup, Inc., 5.90% (d)(f)(k)		5,000	5,006,250
Citigroup, Inc., 5.95% (d)(f)(k)		1,370	1,371,284
Citigroup, Inc., Series R, 6.13% (d)(f)(k)		950	967,812
Citigroup, Inc., Series T, 6.25% (d)(k)		285	294,562

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Capital Trusts		Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 6.63% (d)(k)	USD	200	$227,002
Intesa Sanpaolo SpA, 7.00% (d)(k)		200	215,298
JPMorgan Chase:
Series U, 6.13% (d)(f)(k)		6,690	6,965,628
Series V, 5.00% (d)(f)(k)		4,060	3,922,975
Wells Fargo & Co.:
Series S, 5.90% (d)(f)(k)		3,000	3,109,350
Series U, 5.88% (d)(f)(k)		1,110	1,187,700

			27,067,356
Capital Markets — 0.9%
Goldman Sachs Group, Inc., Series L, 5.70% (d)(f)(k)		1,089	1,084,916
Morgan Stanley, Series H, 5.45% (d)(f)(k)		2,546	2,465,648
State Street Corp., Series F, 5.25% (d)(f)(k)		1,625	1,667,656
UBS Group AG
5.75% (d)(k)		200	226,425
7.00% (d)(k)		200	208,500

			5,653,145
Diversified Financial Services — 1.7%
Bank of America Corp.:
Series AA, 6.10% (d)(f)(k)		1,241	1,270,861
Series DD, 6.30% (d)(k)		180	191,025
Series U, 5.20% (d)(f)(k)		1,250	1,170,313
Series V, 5.13% (d)(k)		510	479,400
Series X, 6.25% (d)(f)(k)		1,929	1,974,814
Credit Agricole SA, 6.50% (d)(k)		100	109,457
Goldman Sachs Group, Inc., Series M, 5.38% (d)(f)(k)		1,730	1,686,923
Macquarie Bank Ltd., 10.25% (d)		1,450	1,535,438
Orange SA, 4.00% (d)(k)		200	225,472
Societe Generale SA, 6.00% (d)(e)(f)(k)		2,000	1,820,000

			10,463,703
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 4.20% (d)(k)		200	222,541
Insurance — 1.7%
Hartford Financial Services Group, Inc., 8.13% (d)(f)		2,500	2,706,250
Liberty Mutual Group, Inc., 7.00% (d)(e)(f)		1,005	869,325
Prudential Financial, Inc., 5.63% (d)(f)		3,250	3,424,850

Capital Trusts		Par (000)	Value
Insurance (continued)
Voya Financial, Inc., 5.65% (d)(f)	USD	3,500	$3,285,800

			10,286,225
Oil, Gas & Consumable Fuels — 0.0%
Gas Natural Fenosa Finance BV, 3.38% (d)(k)		100	99,553
TOTAL SA, 3.88% (d)(k)		100	114,580

			214,133
Total Capital Trusts — 8.8%			54,020,046

Preferred Stocks		Shares
Capital Markets — 1.5%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $127,096) (c)		127,973	98,894
Goldman Sachs Group, Inc., Series J, 0.00% (d)(k)		202,526	5,245,423
Morgan Stanley, 0.00% (d)(k)		120,000	3,388,800
SCE Trust III, 0.00% (d)(k)		21,200	626,460
Total Preferred Stocks — 1.5%			9,359,577

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13% (d)		105,753	2,641,051
Total Preferred Securities — 10.7%			66,020,674

U.S. Government Sponsored Agency Securities		Par (000)
Interest Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.02%, 12/25/17 (d)	USD	12,930	474,940
Freddie Mac Mortgage-Backed Securities, Class X1 (d):
Series K042, 1.06%, 12/25/24		34,907	2,525,807
Series K707, 1.54%, 12/25/18		41,330	1,357,668

			4,358,415

26	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Mortgage-Backed Securities — 0.5%		Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 5.00%, 7/1/20 - 8/1/23 (f)	USD	2,632	$2,732,699
Total U.S. Government Sponsored Agency Securities — 1.2%			7,091,114

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bonds, 2.50%, 2/15/46 (f)		5,000	4,860,740

Warrants — 0.0%		Shares
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	7,959
Total Long-Term Investments (Cost — $867,867,849) — 139.7%			855,753,263

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.42% (m)(n)	3,891,858	$3,891,858
Total Short-Term Securities (Cost — $3,891,858) — 0.6%		3,891,858
Options Purchased (Cost — $735,290) — 0.1%		421,259
Total Investments Before Options Written (Cost — $872,494,997*) — 140.4%		860,066,380
Options Written (Premiums Received — $466,916) — (0.0)%		(148,308)
Total Investments, Net of Options Written (Cost — $872,028,081) — 140.4%		859,918,072
Liabilities in Excess of Other Assets — (40.4)%		(247,321,277)

Net Assets — 100.0%		$612,596,795

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$874,829,471

Gross unrealized appreciation	$14,947,275
Gross unrealized depreciation	(29,710,366)

Net unrealized depreciation	$(14,763,091)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $99,907 and an original cost of $142,695 which was less than 0.05% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	When-issued security.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Convertible security.

(k)	Perpetual security with no stated maturity date.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(m)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,757,976	(1,866,118)	$3,891,858	$3,891,858	$12,964

(n) Current yield as of period end.

Portfolio Abbreviations
ABS	Asset-Backed Security
ADS	American Depositary Shares
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.80%	5/21/15	Open	$1,443,000	$1,453,578	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.40%	11/24/15	Open	349,000	349,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	3,189,063	3,197,150	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,206,753	1,211,204	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,775	870,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	457,088	458,774	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,438,125	1,442,767	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	904,619	907,539	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,839,556	5,858,405	Corporate Bonds	Open/Demand

28	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	$1,283,750	$1,287,896	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,707,000	2,716,986	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,104,000	2,113,707	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,076,000	1,080,964	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,259,000	1,264,809	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,048,000	1,052,835	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,485,000	1,491,851	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	941,000	945,342	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	619,000	621,856	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,331,000	1,337,141	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,695,000	1,702,820	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,170,000	1,175,398	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,068,000	1,072,927	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	567,000	569,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	365,000	366,684	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	650,000	652,999	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,767,000	1,775,152	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,454,000	1,460,708	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	355,000	356,638	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	413,000	414,905	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	712,000	715,285	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	479,000	481,210	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	121,000	121,558	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	630,000	632,907	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	690,000	693,183	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	500,000	502,307	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$226,000	$227,043	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	713,000	716,290	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	921,000	925,249	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	589,000	591,717	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	580,000	582,676	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	605,000	607,791	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	813,000	816,749	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	290,000	291,337	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	1,318,000	1,321,950	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,353,000	2,360,052	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	788,000	790,362	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,560,000	2,567,673	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,326,000	3,335,969	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/17/15	Open	3,360,000	3,372,395	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	258,000	259,071	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	1,437,000	1,442,964	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	314,000	315,303	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	334,800	335,788	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,706,250	1,711,285	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	239,700	240,407	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	405,638	406,835	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,079,000	2,085,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,337,000	2,343,897	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	648,088	650,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	619,125	620,952	Corporate Bonds	Open/Demand

30	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	$1,164,075	$1,167,510	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	699,375	701,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,447,950	1,452,223	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	78,720	78,992	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	96,390	96,723	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	321,300	322,411	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	312,863	314,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	355,100	356,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	520,838	522,999	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	638,625	641,275	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	353,438	354,904	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	1,607,350	1,614,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	536,000	538,224	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	442,500	444,336	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	394,088	395,723	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	510,435	512,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	772,608	775,992	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	603,000	605,641	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	719,510	722,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	486,735	488,867	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	417,300	419,224	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	675,360	678,474	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	225,060	226,098	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	469,463	471,627	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	366,563	368,253	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	31

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	$1,109,400	$1,114,516	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	676,400	679,519	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	273,893	275,155	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	285,488	286,804	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	396,375	398,203	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	220,100	221,115	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	376,875	378,613	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	666,690	669,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	536,523	538,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.05%	12/17/15	Open	632,925	635,989	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.05%	12/17/15	Open	584,600	587,430	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	324,000	325,494	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	335,000	336,545	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/18/15	Open	496,000	498,287	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	440,000	441,594	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	164,000	164,594	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	309,000	310,119	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	1,083,000	1,086,923	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	1,639,000	1,644,937	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/18/15	Open	803,000	806,090	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/18/15	Open	497,000	498,913	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/18/15	Open	153,000	153,623	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	2,340,000	2,348,008	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	2,950,000	2,960,096	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	510,000	511,745	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/29/15	Open	5,910,000	5,931,489	Capital Trusts	Open/Demand

32	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.95%	1/13/16	Open	$1,225,245	$1,229,772	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	1/13/16	Open	724,497	727,173	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)%	1/14/16	Open	66,355	65,846	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	1,264,000	1,268,845	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	305,000	306,169	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.50)%	1/14/16	Open	362,250	360,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	1/15/16	Open	367,500	368,800	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	1/26/16	Open	863,785	866,832	Corporate Bonds	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	1,278,700	1,281,882	Corporate Bonds	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	2,482,500	2,488,678	Capital Trusts	Open/Demand
UBS Ltd.	0.75%	2/2/16	Open	2,850,000	2,857,092	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	2/2/16	Open	4,450,000	4,464,710	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	420,323	421,654	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	452,790	454,224	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,016,170	1,019,388	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,485,363	1,490,066	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	1,075,275	1,078,680	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	301,750	302,706	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	766,875	769,303	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	506,300	507,903	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	177,285	177,846	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/5/16	Open	922,500	925,421	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	2,869,350	2,875,165	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	923,550	925,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	2/8/16	Open	1,295,555	1,298,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.88)%	2/9/16	Open	376,650	375,625	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/9/16	Open	745,000	747,338	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	229,000	229,712	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	840,000	842,613	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.90%	2/11/16	Open	360,468	361,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	2/11/16	Open	298,560	299,427	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	615,000	616,777	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	825,000	827,406	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.00%	2/17/16	Open	180,608	181,130	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	33

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	2/18/16	Open	$443,000	$444,267	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	2/29/16	Open	323,000	323,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/1/16	Open	368,950	369,846	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	3/1/16	Open	1,492,500	1,496,314	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	3/1/16	Open	319,034	319,849	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/2/16	Open	1,053,675	1,055,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/2/16	Open	513,563	514,796	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/2/16	Open	406,300	407,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/2/16	Open	713,125	714,928	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/2/16	Open	681,225	682,947	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/2/16	Open	519,750	521,064	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/2/16	Open	776,800	778,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	3/2/16	Open	900,600	903,104	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	3/3/16	Open	850,000	852,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/4/16	Open	380,955	381,865	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/10/16	Open	255,000	255,552	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	3/14/16	Open	1,041,765	1,044,022	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	3/15/16	Open	123,000	123,173	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	3/15/16	Open	1,414,000	1,415,991	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	3/15/16	Open	588,000	588,828	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	3/16/16	Open	369,000	369,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/16/16	Open	909,923	911,747	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(4.00)%	3/17/16	Open	207,863	206,200	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/17/16	Open	991,850	993,735	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/17/16	Open	391,817	392,603	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/17/16	Open	412,250	413,075	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	542,000	543,015	Corporate Bonds	Open/Demand

34	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	3/22/16	Open	$95,500	$95,621	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	288,563	288,927	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	381,563	382,044	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	477,225	477,827	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	3/22/16	Open	215,833	216,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	3/22/16	Open	190,950	191,232	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	3/22/16	Open	244,900	245,262	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/23/16	Open	308,000	308,569	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/24/16	Open	432,000	432,780	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	3/28/16	Open	194,000	194,224	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/28/16	Open	946,000	947,598	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/28/16	Open	174,000	174,294	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/28/16	Open	314,000	314,530	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/28/16	Open	954,216	955,912	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/30/16	Open	411,000	411,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	3/30/16	Open	192,500	192,794	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/30/16	Open	174,143	174,438	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/30/16	Open	597,600	598,613	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	4/1/16	Open	366,000	366,590	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/4/16	Open	1,485,000	1,487,234	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	4/6/16	Open	418,287	418,926	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/6/16	Open	572,000	572,845	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/6/16	Open	554,000	554,819	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/6/16	Open	534,000	534,789	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	123,970	124,112	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	160,125	160,308	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	35

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.75%	4/6/16	Open	$138,180	$138,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	152,000	152,174	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	114,358	114,489	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	129,850	129,999	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	117,968	118,103	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	80,250	80,342	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	124,688	124,830	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/6/16	Open	197,760	197,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	4/6/16	Open	360,800	361,324	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/6/16	Open	808,350	809,585	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/6/16	Open	552,750	553,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/6/16	Open	565,230	566,094	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/6/16	Open	610,885	611,818	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	4/6/16	Open	139,375	139,609	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	4/6/16	Open	290,000	290,487	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	4/6/16	Open	227,500	227,882	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/7/16	Open	134,135	134,278	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	4/20/16	Open	497,000	497,359	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/20/16	Open	322,920	323,279	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	493,000	493,575	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	469,000	469,547	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	881,000	882,028	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	701,000	701,818	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	601,000	601,701	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	565,000	565,659	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	405,000	405,473	Corporate Bonds	Open/Demand

36	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	$606,000	$606,707	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	393,000	393,459	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	1,782,000	1,784,079	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	464,000	464,541	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	379,000	379,442	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	432,000	432,504	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	457,000	457,533	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	469,000	469,547	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	4/21/16	Open	967,088	967,947	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	4/21/16	Open	283,000	283,267	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	130,000	130,152	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	828,000	828,966	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	134,000	134,156	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/22/16	Open	443,000	443,465	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	4/22/16	Open	1,043,125	1,044,116	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	4/27/16	Open	892,040	892,858	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	4/27/16	Open	302,120	302,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/28/16	Open	520,160	520,593	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/28/16	Open	171,496	171,639	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	4/29/16	Open	151,000	151,079	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	4/29/16	Open	288,576	288,634	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	4/29/16	Open	524,400	524,801	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/2/16	Open	493,850	494,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/2/16	Open	528,710	529,121	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	5/2/16	Open	580,000	580,496	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	5/2/16	Open	727,388	727,953	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30%	5/3/16	Open	4,850,000	4,851,132	U.S. Treasury Obligations	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	37

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	5/4/16	Open	$702,720	$703,267	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/4/16	Open	673,127	673,613	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/4/16	Open	480,967	481,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/4/16	Open	582,560	582,981	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/4/16	Open	527,363	527,743	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	5/4/16	Open	436,800	437,115	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/5/16	Open	2,445,000	2,446,834	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/5/16	Open	356,000	356,216	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	5/5/16	Open	212,850	212,979	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/5/16	Open	971,355	971,976	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/5/16	Open	502,500	502,821	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/5/16	Open	579,438	579,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/5/16	Open	588,910	589,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	5/5/16	Open	1,924,673	1,926,025	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	5/5/16	Open	1,010,970	1,011,616	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/6/16	Open	1,039,000	1,039,603	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	1,020,000	1,020,567	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/10/16	Open	512,000	512,270	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.53%	5/11/16	6/13/16	2,634,000	2,634,776	U.S Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	1,904,298	1,905,686	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	2,462,800	2,464,596	Foreign Agency Obligations	Open/Demand
UBS Ltd.	1.00%	5/11/16	Open	292,530	292,701	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/12/16	Open	509,230	509,456	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/12/16	Open	623,100	623,377	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/13/16	Open	372,000	372,147	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/13/16	Open	500,822	501,087	Corporate Bonds	Open/Demand

38	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.05%	5/16/16	Open	$1,552,000	$1,552,679	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00%	5/16/16	Open	1,485,120	1,485,120	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	5/16/16	Open	430,000	430,170	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/16/16	Open	1,161,875	1,162,359	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/16/16	Open	528,930	529,150	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,027,000	4,028,091	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	400,000	400,108	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.85%	5/18/16	Open	574,000	574,176	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	966,000	966,363	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	563,000	563,211	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	1,310,000	1,310,492	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	916,000	916,347	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	1,758,000	1,758,667	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	656,000	656,249	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	598,000	598,227	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	5/19/16	Open	261,120	261,185	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(2.00)%	5/20/16	Open	480,240	480,000	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/20/16	Open	308,016	308,084	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/23/16	Open	564,000	564,148	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.50)%	5/23/16	Open	483,182	483,135	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/23/16	Open	161,370	161,410	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	5/23/16	Open	437,750	437,831	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/24/16	Open	287,000	287,048	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/24/16	Open	460,000	460,073	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	5/24/16	Open	196,080	196,109	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	5/25/16	Open	2,238,390	2,238,717	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	39

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	5/26/16	Open	$484,544	$484,544	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/26/16	Open	465,959	465,992	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/27/16	Open	2,935,000	2,935,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/31/16	Open	571,216	571,200	Corporate Bonds	Open/Demand
Total				$249,293,510	$249,903,509

[1] Certain agreements have no stated maturity value and can be terminated by either party at any time.

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
49	5-Year U.S. Treasury Note	September 2016	USD	5,885,742	$4,051
193	2-Year U.S. Treasury Note	September 2016	USD	42,055,906	19,293
9	Ultra Long U.S. Treasury Bond	September 2016	USD	1,576,125	7,343
9	10-Year U.S. Ultra Long Treasury Note	September 2016	USD	1,269,141	(82)
(2)	German Euro-Bund Futures	June 2016	EUR	364,882	(2,227)
(492)	10-Year U.S. Treasury Note	September 2016	USD	63,806,250	97,914
(6)	German Euro BOBL Futures	June 2016	EUR	877,080	663
(82)	Long U.S. Treasury Bond	September 2016	USD	13,391,625	(70,333)
Total					$56,622

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,958,286	USD	1,525,000	Citibank N.A.	6/02/16	$(31,670)
AUD	2,030,000	NZD	2,182,624	Morgan Stanley & Co. International PLC	6/03/16	(9,557)
AUD	8,095,000	USD	6,240,152	Bank Of America N.A.	6/03/16	(389,721)
AUD	5,900,000	USD	4,419,648	Goldman Sachs International	6/03/16	(155,590)
CAD	1,915,000	JPY	165,279,685	HSBC Bank PLC	6/03/16	(32,284)
JPY	170,023,736	CAD	1,930,000	Northern Trust Corp.	6/03/16	63,688
SEK	12,385,530	EUR	1,330,000	Morgan Stanley & Co. International PLC	6/03/16	5,016
USD	1,517,522	AUD	2,075,000	HSBC Bank PLC	6/03/16	17,875
USD	4,421,237	AUD	5,950,000	Northern Trust Corp.	6/03/16	121,043
USD	3,045,856	AUD	3,995,000	State Street Bank and Trust Co.	6/03/16	158,583
USD	1,525,000	CAD	1,911,042	Citibank N.A.	6/03/16	67,704
USD	1,008,291	CAD	1,263,000	Westpac Banking Corp.	6/06/16	45,182
USD	113,365	EUR	100,000	Bank Of America N.A.	6/06/16	2,086
USD	228,322	EUR	198,000	Canadian Imperial Bank of Commerce	6/06/16	7,990
USD	64,014	EUR	56,000	Citibank N.A.	6/06/16	1,698

40	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,511,908	EUR	10,071,000	Morgan Stanley & Co. International PLC	6/06/16	$305,026
USD	4,871,786	EUR	4,262,000	Morgan Stanley & Co. International PLC	6/06/16	129,086
USD	228,723	EUR	200,000	Morgan Stanley & Co. International PLC	6/06/16	6,165
USD	112,209	EUR	99,000	Morgan Stanley & Co. International PLC	6/06/16	2,043
USD	109,967	EUR	98,000	Royal Bank of Scotland PLC	6/06/16	913
USD	57,667	EUR	50,000	Standard Chartered Bank	6/06/16	2,028
USD	171,902	EUR	150,000	State Street Bank and Trust Co.	6/06/16	4,984
USD	205,300	EUR	181,000	State Street Bank and Trust Co.	6/06/16	3,886
USD	33,632	EUR	30,000	State Street Bank and Trust Co.	6/06/16	248
USD	6,122,060	GBP	4,188,000	State Street Bank and Trust Co.	6/06/16	56,276
USD	12,580,337	GBP	8,606,000	State Street Bank and Trust Co.	6/06/16	115,643
USD	409,307	GBP	280,000	State Street Bank and Trust Co.	6/06/16	3,763
USD	409,307	GBP	280,000	State Street Bank and Trust Co.	6/06/16	3,763
USD	144,074	GBP	100,000	State Street Bank and Trust Co.	6/06/16	(764)
USD	462,292	GBP	320,000	State Street Bank and Trust Co.	6/06/16	(1,187)
AUD	2,070,000	NZD	2,256,820	JPMorgan Chase Bank N.A.	6/15/16	(30,576)
CAD	1,965,698	GBP	1,030,000	Citibank N.A.	6/15/16	7,030
EUR	660,000	ZAR	11,217,993	Citibank N.A.	6/15/16	22,751
GBP	1,030,000	CAD	1,973,794	Northern Trust Corp.	6/15/16	(13,204)
GBP	1,050,000	NZD	2,254,895	Citibank N.A.	6/15/16	(3,749)
NZD	2,277,165	GBP	1,050,000	Citibank N.A.	6/15/16	18,807
USD	1,519,579	AUD	2,065,000	Morgan Stanley & Co. International PLC	6/15/16	27,832
ZAR	11,387,649	EUR	660,000	Morgan Stanley & Co. International PLC	6/15/16	(11,984)
AUD	4,004,079	GBP	2,080,000	Morgan Stanley & Co. International PLC	6/30/16	(122,191)
AUD	4,205,602	GBP	2,065,000	Northern Trust Corp.	6/30/16	45,040
GBP	1,530,834	AUD	3,021,959	BNP Paribas S.A.	6/30/16	35,747
GBP	579,166	AUD	1,143,456	Goldman Sachs International	6/30/16	13,417
AUD	2,000,000	NOK	12,369,930	Citibank N.A.	7/01/16	(34,592)
NOK	9,920,877	AUD	1,654,650	Deutsche Bank AG	7/01/16	(8,803)
NOK	2,524,622	AUD	420,350	UBS AG	7/01/16	(1,721)
NOK	12,523,312	NZD	2,230,000	Bank Of America N.A.	7/06/16	(9,395)
SEK	25,061,283	CHF	2,990,000	Northern Trust Corp.	7/06/16	(4,100)
USD	965,828	CAD	1,258,000	Royal Bank of Canada	7/06/16	6,531
USD	4,759,248	EUR	4,262,000	Barclays Bank PLC	7/06/16	11,477
USD	12,530,154	EUR	11,221,000	Barclays Bank PLC	7/06/16	30,218
USD	93,646	EUR	84,000	State Street Bank and Trust Co.	7/06/16	72
USD	6,067,436	GBP	4,143,000	Barclays Bank PLC	7/06/16	65,441
USD	12,918,381	GBP	8,821,000	Barclays Bank PLC	7/06/16	139,332
USD	410,061	GBP	280,000	Barclays Bank PLC	7/06/16	4,423
Total						$691,719

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	41

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)		Contracts	Value
CAD Currency	Call	Barclays Bank PLC	06/01/2016	87.25	CAD	7,695	—	$6
GBP Currency	Call	BNP Paribas Securities Corp.	06/28/2016	2.03	GBP	4,240	—	78,414
AUD Currency	Call	Citibank N.A.	06/29/2016	6.60	AUD	5,805	—	445
AUD Currency	Call	Deutsche Bank AG	06/29/2016	6.60	AUD	5,805	—	445
EUR Currency	Call	Deutsche Bank AG	07/29/2016	1.14	EUR	8,265	—	72,373
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	942.86	USD	—	46	—
AUD Currency	Put	HSBC Bank PLC	06/01/2016	0.70	AUD	8,095	—	—
USD Currency	Put	BNP Paribas Securities Corp.	06/01/2016	1.26	USD	6,010	—	—
NZD Currency	Put	HSBC Bank PLC	06/15/2016	0.68	NZD	21,970	—	179,107
AUD Currency	Put	UBS Securities LLC	06/29/2016	5.85	AUD	11,610	—	23,890
EUR Currency	Put	Deutsche Bank AG	07/29/2016	1.09	EUR	8,265	—	66,579
Total								$421,259

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)		Contracts	Value
AUD Currency	Call	HSBC Bank PLC	06/01/2016	0.74	AUD	8,095	—	$(12)
AUD Currency	Call	UBS AG	06/29/2016	6.60	AUD	11,610	—	(889)
NZD Currency	Call	UBS AG	07/22/2016	5.93	NZD	21,965	—	(46,308)
NZD Currency	Put	HSBC Bank PLC	06/15/2016	0.65	NZD	43,940	—	(47,419)
NZD Currency	Put	UBS AG	07/22/2016	5.36	NZD	21,965	—	(53,680)
Total								$(148,308)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.54%[1]	3-Month LIBOR	9/04/14	9/04/24	USD 18,700	$1,422,629
2.60%[2]	3-Month LIBOR	9/04/14	9/04/24	USD 18,700	(1,426,572)
Total					$(3,943)

[1] Fund pays a floating rate and receives the fixed rate.
[2] Fund pays a fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD 1	$(6)	$4	$(10)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD 1	(6)	4	(10)
Total					$(12)	$8	$(20)

42	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	21	$2,668	$2,260	$408
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	55	4,455	4,788	(333)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	1	43	46	(3)
Fiat Chrysler Automobiles NV	5.00%	Barclays Bank PLC	6/20/21	BB	EUR	51	3,781	3,541	240
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	28	2,077	2,325	(248)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	28	2,077	2,325	(248)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	28	2,077	2,325	(248)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	49	3,627	3,396	231
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD	5,000	(914,844)	(530,799)	(384,045)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD	2,500	(457,422)	(262,213)	(195,209)
Total							$(1,351,461)	$(772,006)	$(579,455)

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place, as defined under the terms of the agreement.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	43

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$71,030,190	$31,756,175	$102,786,365
Common Stocks	$3,010	187,252	1,568,035	1,758,297
Corporate Bonds	—	345,248,959	1,163,250	346,412,209
Floating Rate Loan Interests	—	220,253,107	10,754,983	231,008,090
Foreign Agency Obligations	—	17,024,869	—	17,024,869
Non-Agency Mortgage-Backed Securities	—	78,621,587	—	78,621,587
Other Interests	—	161,349	10	161,359
Preferred Securities	11,901,734	54,020,046	—	65,921,780
U.S. Government Sponsored Agency Securities	—	7,091,114	—	7,091,114
U.S. Treasury Obligations	—	4,860,740	—	4,860,740
Warrants	—	—	7,959	7,959
Short-Term Securities:
Money Market Funds	3,891,858	—	—	3,891,858
Options Purchased	—	421,259	—	421,259

Subtotal	$15,796,602	$798,920,472	$45,250,412	$859,967,486

Investments Valued at NAV[1]				98,894

Total				$860,066,380

44	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$879	—	$879
Foreign currency exchange contracts	—	1,552,807	—	1,552,807
Interest rate contracts	$129,264	1,422,629	—	1,551,893
Liabilities:
Credit contracts	—	(580,354)	—	(580,354)
Foreign currency exchange contracts	—	(1,009,396)	—	(1,009,396)
Interest rate contracts	(72,642)	(1,426,572)	—	(1,499,214)

Total	$56,622	$(40,007)	—	$16,615

[1]    As of May 31, 2016, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, options written, futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,055,654	—	—	$1,055,654
Cash pledged as collateral for OTC derivatives	1,680,000	—	—	1,680,000
Cash pledged as collateral for reverse repurchase agreements	19,000	—	—	19,000
Cash pledged for centrally cleared swaps	1,170	—	—	1,170
Cash pledged for financial futures contracts	797,470	—	—	797,470
Foreign currency at value	1,153,001	—	—	1,153,001
Liabilities:
Reverse repurchase agreements	—	$(249,903,509)	—	(249,903,509)

Total	$4,706,295	$(249,903,509)	—	$(245,197,214)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016	45

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Grand Total
Assets:
Opening balance, as of August 31, 2015[1]	$57,724,413	$620,087	$2,293,812	$11,940,990	$144,283	$26,648	$72,750,233
Transfers into Level 3[2]	—	—	—	6,863,257	—	—	6,863,257
Transfers out of Level 3[3]	(4,605,842)	—	(1,095,312)	(5,139,043)	(135,533)	—	(10,975,730)
Accrued discounts/premiums	(99,018)	—	2,054	26,247	—	—	(70,717)
Net realized gain (loss)	1,228,831	—	—	(199,233)	—	—	1,029,598
Net change in unrealized appreciation (depreciation)[4]	(1,088,595)	928,372	(37,304)	39,044	(8,740)	(18,689)	(185,912)
Purchases	—	19,576	—	3,602,603	—	—	3,622,179
Sales	(21,403,614)	—	—	(6,378,882)	—	—	(27,782,496)
Closing balance, as of May 31, 2016	$31,756,175	$1,568,035	$1,163,250	$10,754,983	$10	$7,959	$45,250,412

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[4]	$(1,002,717)	$928,372	$(37,304)	$57,038	$(8,740)	$(18,689)	$(82,040)

[1]

The opening balance of preferred securities has been adjusted to exclude certain investments amounting to $112,143 that were valued using NAV per share as no quoted market value is available. The fair value of those investments have been excluded from the fair value hierarchy due to the adoption of the Accounting Standard Update related to Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

[2]

As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

46	BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Limited Duration Income Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Limited Duration Income Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Limited Duration Income Trust

Date: July 22, 2016